Document and Entity Information	9 Months Ended
Oct. 31, 2018
Document And Entity Information
Entity Registrant Name	Apotheca Biosciences, Inc.
Entity Central Index Key	0001632053
Document Type	S-1
Document Period End Date	Oct. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--01-31
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Ex Transition Period	false
Document Fiscal Year Focus	2019